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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.8%
AEROSPACE & DEFENSE—2.4%
The Boeing Co.	28,521	$10,606,960
United Technologies Corp.	22,226	3,107,417
		13,714,377
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Lululemon Athletica, Inc.*	18,000	2,924,820
PVH Corp.	17,735	2,560,934
		5,485,754
APPLICATION SOFTWARE—7.6%
Adobe Systems, Inc.*	44,722	12,072,704
Autodesk, Inc.*	37,116	5,794,179
Palantir Technologies, Inc., Cl. A*,@,(a)	41,286	237,394
RealPage, Inc.*	40,069	2,640,547
salesforce.com, Inc.*	141,416	22,489,387
		43,234,211
AUTO PARTS & EQUIPMENT—0.2%
Aptiv PLC.	13,209	1,108,235

BIOTECHNOLOGY—3.7%
Biogen, Inc.*	8,354	2,951,552
BioMarin Pharmaceutical, Inc.*	21,123	2,048,297
Sarepta Therapeutics, Inc.*	33,919	5,478,258
Vertex Pharmaceuticals, Inc.*	54,950	10,591,063
		21,069,170
COMMUNICATIONS EQUIPMENT—0.2%
Palo Alto Networks, Inc.*	5,494	1,237,578

CONSTRUCTION MATERIALS—1.4%
Vulcan Materials Co.	72,529	8,065,225

DATA PROCESSING & OUTSOURCED SERVICES—6.5%
Automatic Data Processing, Inc.	9,897	1,491,082
PayPal Holdings, Inc.*	77,915	6,844,054
Visa, Inc., Cl. A	193,347	29,019,451
		37,354,587
DIVERSIFIED BANKS—1.2%
Bank of America Corp.	57,787	1,702,405
Citigroup, Inc.	26,621	1,909,790
JPMorgan Chase & Co.	28,445	3,209,734
		6,821,929
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	41,085	2,642,176

DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	19,008	3,759,972

FINANCIAL EXCHANGES & DATA—2.8%
Intercontinental Exchange, Inc.	110,675	8,288,451
S&P Global, Inc.	39,808	7,778,085
		16,066,536

	SHARES	VALUE
COMMON STOCKS—94.8% (CONT.)
HEALTH CARE EQUIPMENT—5.6%
Abbott Laboratories	47,062	$3,452,468
Boston Scientific Corp.*	221,808	8,539,608
Danaher Corp.	81,577	8,864,157
Intuitive Surgical, Inc.*	4,938	2,834,412
Medtronic PLC.	42,955	4,225,483
Zimmer Biomet Holdings, Inc.	33,414	4,392,939
		32,309,067
HOME ENTERTAINMENT SOFTWARE—0.3%
Activision Blizzard, Inc.	17,514	1,456,990

HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	75,957	15,734,493

HOTELS RESORTS & CRUISE LINES—1.1%
Norwegian Cruise Line Holdings Ltd.*	49,129	2,821,479
Royal Caribbean Cruises Ltd.	25,814	3,354,271
		6,175,750
INDUSTRIAL CONGLOMERATES—2.1%
Honeywell International, Inc.	71,216	11,850,342

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	32,273	5,391,205

INDUSTRIAL MACHINERY—0.2%
Stanley Black & Decker, Inc.	9,768	1,430,426

INTERNET & DIRECT MARKETING RETAIL—10.3%
Amazon.com, Inc.*	26,570	53,219,710
Booking Holdings, Inc.*	417	827,328
Netflix, Inc.*	12,777	4,780,259
		58,827,297
INTERNET SOFTWARE & SERVICES—11.7%
Alibaba Group Holding Ltd.#,*	72,608	11,962,894
Alphabet, Inc., Cl. C*	24,859	29,668,471
Altaba, Inc.*	90,894	6,191,699
Facebook, Inc., Cl. A*	116,385	19,140,677
		66,963,741
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	47,834	2,227,629

LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	12,371	3,394,850

LIFE SCIENCES TOOLS & SERVICES—2.7%
Illumina, Inc.*	21,377	7,846,642
Thermo Fisher Scientific, Inc.	32,053	7,823,496
		15,670,138
MANAGED HEALTH CARE—4.6%
UnitedHealth Group, Inc.	99,028	26,345,409

MOVIES & ENTERTAINMENT—0.5%
The Walt Disney Co.	23,891	2,793,813

	SHARES	VALUE
COMMON STOCKS—94.8% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Pioneer Natural Resources Co.	15,852	$2,761,260
PHARMACEUTICALS—0.8%
Allergan PLC.	10,571	2,013,564
Bristol-Myers Squibb Co.	17,202	1,067,900
GW Pharmaceuticals PLC.#,*	7,463	1,289,159
		4,370,623

PROPERTY & CASUALTY INSURANCE—0.8%
The Progressive Corp.	61,092	4,339,976

RAILROADS—2.0%
Union Pacific Corp.	69,142	11,258,392

RESTAURANTS—0.6%
McDonald’s Corp.	19,319	3,231,875

SEMICONDUCTOR EQUIPMENT—1.4%
Applied Materials, Inc.	214,796	8,301,865

SEMICONDUCTORS—1.5%
Broadcom, Inc.	22,673	5,594,109
NVIDIA Corp.	10,403	2,923,451
		8,517,560

SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	14,775	6,725,728

SYSTEMS SOFTWARE—8.7%
Microsoft Corp.	411,795	47,096,994
Red Hat, Inc.*	19,488	2,655,825
		49,752,819

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.8%
Apple, Inc.	122,500	27,653,150

WIRELESS TELECOMMUNICATION SERVICES—0.6%
T-Mobile US, Inc.*	49,127	3,447,733
TOTAL COMMON STOCKS (Cost $356,055,511)		541,491,881

PREFERRED STOCKS—0.2%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	168,373	968,145
Palantir Technologies, Inc., Cl. D*,@,(a)	21,936	126,132
		1,094,277

PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	20,889	247,117
TOTAL PREFERRED STOCKS (Cost $1,933,274)		1,341,394
MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Blackstone Group LP.	75,955	2,892,366
(Cost $2,086,246)		2,892,366

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.3%
SPECIALIZED—1.3%
Equinix, Inc.	9,878	$4,276,088
SBA Communications Corp., Cl. A*	20,270	3,255,970
		7,532,058
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $7,361,669)		7,532,058
Total Investments (Cost $367,436,700)	96.8%	$553,257,699
Unaffiliated Securities (Cost $367,436,700)		553,257,699
Other Assets in Excess of Liabilities	3.2%	18,172,028
NET ASSETS	100.0%	$571,429,727

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$676,595	0.14%	$247,117	0.05%
Palantir Technologies, Inc., Cl. A	10/07/14	268,648	0.05%	237,394	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	1,111,840	0.22%	968,145	0.17%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.03%	126,132	0.02%
Total				$1,578,788	0.28%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—2.4%
HEICO Corp.	50,682	$4,693,660
The Boeing Co.	8,300	3,086,770
		7,780,430
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	29,429	4,781,918

APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	20,137	3,280,720

APPLICATION SOFTWARE—9.8%
Adobe Systems, Inc.*	18,162	4,902,832
Fair Isaac Corp.*	3,442	786,669
Guidewire Software, Inc.*	38,144	3,852,926
Palantir Technologies, Inc., Cl. A*,@,(a)	25,072	144,164
PTC, Inc.*	54,879	5,827,601
RealPage, Inc.*	107,626	7,092,553
salesforce.com, Inc.*	41,911	6,665,106
Splunk, Inc.*	20,628	2,494,132
		31,765,983
BIOTECHNOLOGY—3.5%
BioMarin Pharmaceutical, Inc.*	14,303	1,386,962
Exact Sciences Corp.*	12,697	1,002,047
Sarepta Therapeutics, Inc.*	35,015	5,655,273
Vertex Pharmaceuticals, Inc.*	16,978	3,272,340
		11,316,622
BROADCASTING—1.0%
CBS Corp., Cl. B	55,682	3,198,931

CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	42,472	1,503,934

DATA PROCESSING & OUTSOURCED SERVICES—7.6%
Automatic Data Processing, Inc.	21,535	3,244,463
Fiserv, Inc.*	39,190	3,228,472
PayPal Holdings, Inc.*	27,055	2,376,511
Square, Inc., Cl. A*	43,783	4,334,955
Visa, Inc., Cl. A	47,943	7,195,765
Worldpay, Inc., Cl. A*	43,725	4,428,031
		24,808,197
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	9,403	1,860,007

EDUCATION SERVICES—1.0%
Bright Horizons Family Solutions, Inc.*	27,611	3,253,680

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
FLIR Systems, Inc.	25,443	1,563,981

FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	12,818	2,504,509

HEALTH CARE EQUIPMENT—8.7%
ABIOMED, Inc.*	28,806	12,955,499

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
HEALTH CARE EQUIPMENT—8.7% (CONT.)
Cantel Medical Corp.	42,019	$3,868,269
DexCom, Inc.*	21,207	3,033,449
Intuitive Surgical, Inc.*	14,815	8,503,810
		28,361,027
HEALTH CARE SUPPLIES—2.8%
Align Technology, Inc.*	23,342	9,131,857

HEALTH CARE TECHNOLOGY—2.5%
Veeva Systems, Inc., Cl. A*	75,226	8,189,855

HOME ENTERTAINMENT SOFTWARE—2.9%
Activision Blizzard, Inc.	39,458	3,282,511
Take-Two Interactive Software, Inc.*	44,435	6,131,586
		9,414,097
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	34,290	7,103,173

INDUSTRIAL CONGLOMERATES—1.6%
Roper Technologies, Inc.	17,245	5,108,141

INDUSTRIAL MACHINERY—1.0%
Xylem, Inc.	39,775	3,176,829

INTERNET & DIRECT MARKETING RETAIL—8.1%
Amazon.com, Inc.*	9,108	18,243,324
Booking Holdings, Inc.*	1,644	3,261,696
Netflix, Inc.*	13,147	4,918,687
		26,423,707
INTERNET SOFTWARE & SERVICES—8.0%
Alphabet, Inc., Cl. C*	14,790	17,651,421
Etsy, Inc.*	26,799	1,376,933
Facebook, Inc., Cl. A*	43,047	7,079,510
		26,107,864
LIFE SCIENCES TOOLS & SERVICES—5.8%
Bio-Techne Corp.	28,079	5,731,204
Illumina, Inc.*	24,899	9,139,427
Thermo Fisher Scientific, Inc.	16,748	4,087,852
		18,958,483
MANAGED HEALTH CARE—2.4%
Molina Healthcare, Inc.*	22,464	3,340,397
UnitedHealth Group, Inc.	16,433	4,371,835
		7,712,232
MOVIES & ENTERTAINMENT—3.5%
Live Nation Entertainment, Inc.*	118,872	6,474,958
The Walt Disney Co.	43,230	5,055,316
		11,530,274
MUTUAL FUNDS—2.6%
Alger 25 Fund, Cl. P*,(b)	717,703	8,389,952

RESEARCH & CONSULTING SERVICES—1.6%
IHS Markit Ltd.*	69,638	3,757,667

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
RESEARCH & CONSULTING SERVICES—1.6% (CONT.)
TransUnion	21,090	$1,551,802
		5,309,469
SPECIALIZED CONSUMER SERVICES—0.4%
ServiceMaster Global Holdings, Inc.*	19,801	1,228,256
SPECIALTY STORES—2.2%
Tiffany & Co.	56,210	7,249,404

SYSTEMS SOFTWARE—7.0%
Microsoft Corp.	184,671	21,120,822
ServiceNow, Inc.*	8,490	1,660,899
		22,781,721
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.3%
Apple, Inc.	66,362	14,980,558
NetApp, Inc.	27,950	2,400,625
		17,381,183
TOTAL COMMON STOCKS (Cost $252,927,694)		321,176,436

PREFERRED STOCKS—0.2%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	102,250	587,937
Palantir Technologies, Inc., Cl. D*,@,(a)	13,322	76,602
		664,539
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	13,642	161,385

TOTAL PREFERRED STOCKS (Cost $1,205,028)		825,924

MASTER LIMITED PARTNERSHIP—0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	60,737	2,312,865
(Cost $2,405,550)		2,312,865

Total Investments (Cost $256,538,272)	99.7%	$324,315,225
Affiliated Securities (Cost $7,500,000)		8,389,952
Unaffiliated Securities (Cost $249,038,272)		315,925,273
Other Assets in Excess of Liabilities	0.3%	858,102
NET ASSETS	100.0%	$325,173,327

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$441,864	0.14%	$161,385	0.05%
Palantir Technologies, Inc., Cl. A	10/07/14	163,143	0.05%	144,164	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	675,201	0.22%	587,937	0.18%
Palantir Technologies, Inc., Cl. D	10/14/14	87,963	0.03%	76,602	0.03%
Total				$970,088	0.30%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.3%
AEROSPACE & DEFENSE—2.4%
HEICO Corp.	30,368	$2,812,381
L3 Technologies, Inc.	5,102	1,084,787
		3,897,168
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Lululemon Athletica, Inc.*	20,594	3,346,319
Tapestry, Inc.	15,916	800,097
		4,146,416
APPAREL RETAIL—2.5%
Burlington Stores, Inc.*	14,331	2,334,806
Ross Stores, Inc.	16,508	1,635,943
		3,970,749
APPLICATION SOFTWARE—10.7%
ANSYS, Inc.*	12,737	2,377,743
Avalara, Inc.*	54,544	1,905,222
Fair Isaac Corp.*	5,956	1,361,244
Globant SA*	20,110	1,186,289
MicroStrategy, Inc., Cl. A*	10,555	1,484,244
Palantir Technologies, Inc., Cl. A*,@,(a)	12,572	72,289
PTC, Inc.*	23,224	2,466,157
RealPage, Inc.*	48,070	3,167,813
Smartsheet, Inc., Cl. A*	40,411	1,263,248
Splunk, Inc.*	15,041	1,818,607
		17,102,856
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC.	9,134	766,343
BIOTECHNOLOGY—6.1%
Alnylam Pharmaceuticals, Inc.*	7,296	638,546
BeiGene Ltd.#,*	3,907	672,864
BioMarin Pharmaceutical, Inc.*	9,972	966,985
Bluebird Bio, Inc.*	5,776	843,296
Clovis Oncology, Inc.*	11,124	326,712
Immunomedics, Inc.*	37,657	784,395
Madrigal Pharmaceuticals, Inc.*	1,559	333,829
Neurocrine Biosciences, Inc.*	12,034	1,479,580
Sage Therapeutics, Inc.*	2,921	412,591
Sarepta Therapeutics, Inc.*	17,797	2,874,393
TESARO, Inc.*	12,666	494,101
		9,827,292
BROADCASTING—0.8%
CBS Corp., Cl. B	21,526	1,236,669
BUILDING PRODUCTS—0.5%
Lennox International, Inc.	3,447	752,825
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.4%
Wabtec Corp.	6,474	678,993
DATA PROCESSING & OUTSOURCED SERVICES—6.1%
Fiserv, Inc.*	33,038	2,721,671

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—6.1% (CONT.)
GDS Holdings Ltd.#,*	27,534	$967,269
GreenSky, Inc., Cl. A*	41,574	748,332
Square, Inc., Cl. A*	27,009	2,674,161
Worldpay, Inc., Cl. A*	26,015	2,634,539
		9,745,972
DIVERSIFIED SUPPORT SERVICES—1.8%
Cintas Corp.	14,656	2,899,103

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
AMETEK, Inc.	14,826	1,173,033

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
FLIR Systems, Inc.	27,666	1,700,629
Trimble, Inc.*	27,171	1,180,852
		2,881,481
FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
FMC Corp.	18,141	1,581,532

FINANCIAL EXCHANGES & DATA—1.5%
MarketAxess Holdings, Inc.	6,674	1,191,242
MSCI, Inc., Cl. A	6,743	1,196,276
		2,387,518
FOOTWEAR—0.5%
Puma SE	1,579	779,020

HEALTH CARE EQUIPMENT—9.6%
ABIOMED, Inc.*	8,957	4,028,411
AxoGen, Inc.*	13,577	500,312
Cantel Medical Corp.	16,189	1,490,359
DexCom, Inc.*	16,761	2,397,493
IDEXX Laboratories, Inc.*	5,875	1,466,753
Masimo Corp.*	8,064	1,004,291
Penumbra, Inc.*	1,612	241,316
RA Medical Systems, Inc.*	5,613	102,157
Tandem Diabetes Care, Inc.*	77,124	3,303,992
Zimmer Biomet Holdings, Inc.	5,975	785,533
		15,320,617
HEALTH CARE SUPPLIES—1.4%
Align Technology, Inc.*	5,302	2,074,248
STAAR Surgical Co.*	5,065	243,120
		2,317,368
HEALTH CARE TECHNOLOGY—1.7%
Teladoc Health, Inc.*	15,597	1,346,801
Veeva Systems, Inc., Cl. A*	12,094	1,316,674
		2,663,475
HOME ENTERTAINMENT SOFTWARE—2.9%
Activision Blizzard, Inc.	25,048	2,083,743
Take-Two Interactive Software, Inc.*	18,028	2,487,684
		4,571,427

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
HOTELS RESORTS & CRUISE LINES—0.9%
Norwegian Cruise Line Holdings Ltd.*	26,574	$1,526,145

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	25,762	1,529,490

HYPERMARKETS & SUPER CENTERS—1.1%
BJ’s Wholesale Club Holdings, Inc.*	67,550	1,808,989

INDUSTRIAL CONGLOMERATES—1.5%
Roper Technologies, Inc.	7,961	2,358,128

INDUSTRIAL MACHINERY—3.5%
Fortive Corp.	27,662	2,329,141
The Middleby Corp.*	12,546	1,622,825
Xylem, Inc.	20,945	1,672,877
		5,624,843
INTERNET & DIRECT MARKETING RETAIL—1.6%
Pinduoduo, Inc.#,*	53,821	1,414,954
Wayfair, Inc., Cl. A*	8,133	1,201,000
		2,615,954
INTERNET SOFTWARE & SERVICES—8.8%
DocuSign, Inc., Cl. A*	21,889	1,150,705
Etsy, Inc.*	63,343	3,254,563
GoDaddy, Inc., Cl. A*	14,896	1,242,177
GrubHub, Inc.*	17,562	2,434,444
Hortonworks, Inc.*	65,760	1,499,986
IAC/InterActiveCorp*	9,646	2,090,481
Yelp, Inc., Cl. A*	50,323	2,475,892
		14,148,248
IT CONSULTING & OTHER SERVICES—0.7%
EPAM Systems, Inc.*	8,405	1,157,368

LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	5,228	1,434,668

LIFE SCIENCES TOOLS & SERVICES—2.8%
Bio-Techne Corp.	5,435	1,109,338
Illumina, Inc.*	7,412	2,720,648
NanoString Technologies, Inc.*	36,912	658,141
		4,488,127
MANAGED HEALTH CARE—2.0%
Molina Healthcare, Inc.*	8,141	1,210,567
WellCare Health Plans, Inc.*	6,280	2,012,677
		3,223,244
MOVIES & ENTERTAINMENT—2.0%
Live Nation Entertainment, Inc.*	59,198	3,224,515

OIL & GAS EXPLORATION & PRODUCTION—0.8%
Encana Corp.	94,898	1,244,113

PHARMACEUTICALS—2.9%
Aerie Pharmaceuticals, Inc.*	17,306	1,065,184
Canopy Growth Corp.*	24,017	1,168,187

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
PHARMACEUTICALS—2.9% (CONT.)
Elanco Animal Health, Inc.*	6,535	$228,006
GW Pharmaceuticals PLC.#,*	9,409	1,625,311
Pacira Pharmaceuticals, Inc.*	11,652	572,696
		4,659,384
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	23,987	1,704,036

REGIONAL BANKS—0.4%
Webster Financial Corp.	11,401	672,203

RESEARCH & CONSULTING SERVICES—1.0%
IHS Markit Ltd.*	28,721	1,549,785

RESTAURANTS—1.0%
Domino’s Pizza, Inc.	5,341	1,574,527

SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.	5,033	763,506

SEMICONDUCTORS—1.2%
Microchip Technology, Inc.	23,704	1,870,483

SPECIALIZED CONSUMER SERVICES—1.1%
ServiceMaster Global Holdings, Inc.*	27,205	1,687,526

SPECIALTY STORES—1.0%
Tiffany & Co.	13,039	1,681,640

SYSTEMS SOFTWARE—1.4%
SailPoint Technologies Holding, Inc.*	28,982	985,968
ServiceNow, Inc.*	6,215	1,215,840
		2,201,808
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
NetApp, Inc.	18,895	1,622,892

TRUCKING—0.6%
Old Dominion Freight Line, Inc.	5,509	888,381
TOTAL COMMON STOCKS (Cost $120,597,292)		153,959,860

PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	51,276	294,837
Palantir Technologies, Inc., Cl. D*,@,(a)	6,681	38,416
		333,253
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	540,228

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	7,214	85,342
TOTAL PREFERRED STOCKS (Cost $1,383,257)		958,823

	SHARES	VALUE
RIGHTS—0.7%
BIOTECHNOLOGY—0.7%
Tolero CDR*,@,(a),(c)	425,098	$1,123,083
(Cost $227,341)		1,123,083

REAL ESTATE INVESTMENT TRUST—0.8%
SPECIALIZED—0.8%
SBA Communications Corp., Cl. A*	7,402	1,188,983
(Cost $962,968)		1,188,983

SPECIAL PURPOSE VEHICLE—0.0%
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(a)	244,501	—
(Cost $244,501)		—

Total Investments (Cost $123,415,359)	98.4%	$157,230,749
Affiliated Securities (Cost $766,885)		540,228
Unaffiliated Securities (Cost $122,648,474)		156,690,521
Other Assets in Excess of Liabilities	1.6%	2,635,663
NET ASSETS	100.0%	$159,866,412

#                 American Depositary Receipts.

*                 Non-income producing security.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 — Affiliated Securities.

(c)          Contingent Deferred Rights.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$233,661	0.15%	$85,342	0.05%
JS Kred SPV I, LLC.	06/26/15	244,501	0.15%	0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	81,806	0.05%	72,289	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	338,598	0.22%	294,837	0.19%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	38,416	0.02%
Prosetta Biosciences, Inc., Series D	02/06/15	766,885	0.50%	540,228	0.34%
Tolero CDR	02/06/17	227,341	0.18%	1,123,083	0.70%
Total				$2,154,195	1.35%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER SMID CAP FOCUS PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
AEROSPACE & DEFENSE—4.5%
HEICO Corp.	2,381	$220,505
Kratos Defense & Security Solutions, Inc.*	5,022	74,225
		294,730
AIR FREIGHT & LOGISTICS—5.2%
XPO Logistics, Inc.*	3,005	343,081
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Canada Goose Holdings, Inc.*	1,949	125,788

APPLICATION SOFTWARE—19.4%
Altair Engineering, Inc., Cl. A*	1,438	62,481
Avalara, Inc.*	1,212	42,335
Ebix, Inc.	2,928	231,751
Everbridge, Inc.*	4,229	243,760
Globant SA*	1,897	111,904
HubSpot, Inc.*	786	118,647
Paylocity Holding Corp.*	3,623	290,999
RealPage, Inc.*	458	30,182
The Ultimate Software Group, Inc.*	459	147,885
		1,279,944
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Virtus Investment Partners, Inc.	260	29,575

BIOTECHNOLOGY—8.0%
ACADIA Pharmaceuticals, Inc.*	4,536	94,167
Acorda Therapeutics, Inc.*	2,223	43,682
Portola Pharmaceuticals, Inc.*	5,791	154,214
Puma Biotechnology, Inc.*	3,664	167,995
Ultragenyx Pharmaceutical, Inc.*	895	68,324
		528,382
CONSTRUCTION MATERIALS—0.4%
US Concrete, Inc.*	556	25,493

EDUCATION SERVICES—4.9%
Chegg, Inc.*	11,457	325,722

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
nLight, Inc.*	1,063	23,609
Novanta, Inc.*	222	15,185
		38,794
GENERAL MERCHANDISE STORES—2.8%
Ollie’s Bargain Outlet Holdings, Inc.*	1,918	184,320

HEALTH CARE DISTRIBUTORS—1.1%
PetIQ, Inc., Cl. A*	1,893	74,414

HEALTH CARE EQUIPMENT—5.6%
Glaukos Corp.*	657	42,640
Insulet Corp.*	3,114	329,928
		372,568
HEALTH CARE FACILITIES—0.7%
US Physical Therapy, Inc.	395	46,847

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
HEALTH CARE SERVICES—1.0%
Diplomat Pharmacy, Inc.*	3,471	$67,372
HOTELS RESORTS & CRUISE LINES—0.4%
Lindblad Expeditions Holdings, Inc.*	1,870	27,807
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
WageWorks, Inc.*	2,865	122,479
INDUSTRIAL MACHINERY—2.3%
The Middleby Corp.*	1,162	150,305

INTERNET & DIRECT MARKETING RETAIL—5.1%
Eventbrite, Inc., Cl. A*	494	18,757
Wayfair, Inc., Cl. A*	2,139	315,866
		334,623

INTERNET SOFTWARE & SERVICES—12.1%
2U, Inc.*	1,168	87,822
Care.com, Inc.*	787	17,400
GTT Communications, Inc.*	1,554	67,444
SPS Commerce, Inc.*	1,259	124,943
Stamps.com, Inc.*	979	221,450
The Trade Desk, Inc., Cl. A*	1,836	277,071
		796,130
IT CONSULTING & OTHER SERVICES—2.3%
EPAM Systems, Inc.*	1,129	155,463

LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	2,621	141,613

OIL & GAS EQUIPMENT & SERVICES—1.2%
Solaris Oilfield Infrastructure, Inc., Cl. A*	4,327	81,737

REAL ESTATE SERVICES—5.6%
FirstService Corp.	4,345	367,848

REGIONAL BANKS—4.1%
Independent Bank Group, Inc.	2,508	166,280
Signature Bank	884	101,519
		267,799
SEMICONDUCTORS—0.4%
Impinj, Inc.*	1,008	25,018

THRIFTS & MORTGAGE FINANCE—1.0%
Axos Financial, Inc.*	1,851	63,656

TRADING COMPANIES & DISTRIBUTORS—1.9%
H&E Equipment Services, Inc.	591	22,328
SiteOne Landscape Supply, Inc.*	1,391	104,798
		127,126
TOTAL COMMON STOCKS (Cost $4,388,348)		6,398,634

PREFERRED STOCKS—0.5%
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	33,649
(Cost $47,768)		33,649

		VALUE
Total Investments (Cost $4,436,116)	97.4%	$6,432,283
Affiliated Securities (Cost $47,768)		33,649
Unaffiliated Securities (Cost $4,388,348)		6,398,634
Other Assets in Excess of Liabilities	2.6%	170,485
NET ASSETS	100.0%	$6,602,768

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 — Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2018
Prosetta Biosciences, Inc., Series D	02/06/15	$47,768	0.10%	$33,649	0.51%
Total				$33,649	0.51%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	15,810	$1,060,060
Mercury Systems, Inc.*	45,165	2,498,528
		3,558,588
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Canada Goose Holdings, Inc.*	39,954	2,578,631

APPAREL RETAIL—1.4%
Burlington Stores, Inc.*	21,831	3,556,707

APPLICATION SOFTWARE—15.4%
ACI Worldwide, Inc.*	139,152	3,915,737
Avalara, Inc.*	69,047	2,411,812
Blackbaud, Inc.	55,862	5,668,876
Blackline, Inc.*	23,953	1,352,626
Ellie Mae, Inc.*	17,378	1,646,913
Everbridge, Inc.*	37,200	2,144,208
Guidewire Software, Inc.*	37,324	3,770,097
HubSpot, Inc.*	28,829	4,351,738
Manhattan Associates, Inc.*	43,635	2,382,471
Paycom Software, Inc.*	20,418	3,173,161
Smartsheet, Inc., Cl. A*	38,874	1,215,201
Tyler Technologies, Inc.*	23,602	5,783,906
		37,816,746
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	284,082	2,409,015

BIOTECHNOLOGY—6.4%
Bluebird Bio, Inc.*	5,793	845,778
CareDx, Inc.*	169,154	4,880,093
Exact Sciences Corp.*	23,998	1,893,922
Halozyme Therapeutics, Inc.*	53,365	969,642
Repligen Corp.*	22,315	1,237,590
Sarepta Therapeutics, Inc.*	30,447	4,917,495
TESARO, Inc.*	24,358	950,206
		15,694,726
CONSUMER FINANCE—0.7%
LendingClub Corp.*	427,748	1,659,662

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
GreenSky, Inc., Cl. A*	94,404	1,699,272

ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	21,083	1,475,178

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.3%
Cognex Corp.	109,252	6,098,447
FLIR Systems, Inc.	71,396	4,388,712
		10,487,159
GENERAL MERCHANDISE STORES—0.7%
Ollie’s Bargain Outlet Holdings, Inc.*	18,448	1,772,853

HEALTH CARE EQUIPMENT—15.8%
ABIOMED, Inc.*	22,675	10,198,081

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
HEALTH CARE EQUIPMENT—15.8% (CONT.)
AxoGen, Inc.*	40,589	$1,495,705
Cantel Medical Corp.	65,544	6,033,981
CryoPort, Inc.*	73,582	942,585
DexCom, Inc.*	23,971	3,428,812
Inogen, Inc.*	32,549	7,945,862
Insulet Corp.*	62,535	6,625,583
Tandem Diabetes Care, Inc.*	53,840	2,306,506
		38,977,115
HEALTH CARE SUPPLIES—7.3%
Neogen Corp.*	93,613	6,696,138
OraSure Technologies, Inc.*	112,873	1,743,888
Quidel Corp.*	144,820	9,437,919
		17,877,945
HEALTH CARE TECHNOLOGY—8.1%
Medidata Solutions, Inc.*	89,474	6,559,339
Veeva Systems, Inc., Cl. A*	79,728	8,679,987
Vocera Communications, Inc.*	126,099	4,612,702
		19,852,028
HOME ENTERTAINMENT SOFTWARE—3.0%
Take-Two Interactive Software, Inc.*	54,029	7,455,462

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
WageWorks, Inc.*	50,221	2,146,948

HYPERMARKETS & SUPER CENTERS—0.5%
BJ’s Wholesale Club Holdings, Inc.*	44,525	1,192,379

INDUSTRIAL MACHINERY—2.7%
DMC Global, Inc.	38,036	1,551,869
Sun Hydraulics Corp.	93,187	5,104,784
		6,656,653
INTERNET SOFTWARE & SERVICES—8.3%
Apptio, Inc., Cl. A*	41,610	1,537,905
Coupa Software, Inc.*	23,971	1,896,106
Etsy, Inc.*	95,076	4,885,005
GrubHub, Inc.*	18,672	2,588,313
Q2 Holdings, Inc.*	49,890	3,020,839
Shopify, Inc., Cl. A*	16,458	2,706,683
SPS Commerce, Inc.*	20,439	2,028,366
Yelp, Inc., Cl. A*	35,238	1,733,710
		20,396,927
IT CONSULTING & OTHER SERVICES—0.7%
InterXion Holding NV*	25,103	1,689,432

LEISURE FACILITIES—1.2%
Planet Fitness, Inc., Cl. A*	54,012	2,918,268

LIFE SCIENCES TOOLS & SERVICES—4.3%
Bio-Techne Corp.	39,351	8,031,932
PRA Health Sciences, Inc.*	23,978	2,642,136
		10,674,068

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
MANAGED HEALTH CARE—1.3%
HealthEquity, Inc.*	32,920	$3,107,977

MOVIES & ENTERTAINMENT—1.7%
Lions Gate Entertainment Corp., Cl. A	98,253	2,396,391
Live Nation Entertainment, Inc.*	35,113	1,912,605
		4,308,996
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Magnolia Oil & Gas Corp.*	134,184	2,014,102

PERSONAL PRODUCTS—0.4%
elf Beauty, Inc.*	69,005	878,434

PHARMACEUTICALS—0.8%
Aerie Pharmaceuticals, Inc.*	32,273	1,986,403

RESTAURANTS—1.2%
Shake Shack, Inc., Cl. A*	22,170	1,396,932
Wingstop, Inc.	22,943	1,566,318
		2,963,250
SEMICONDUCTORS—0.4%
Universal Display Corp.	9,278	1,093,876

SPECIALTY CHEMICALS—2.0%
Balchem Corp.	43,779	4,907,188

SPECIALTY STORES—0.9%
Five Below, Inc.*	16,201	2,107,102

SYSTEMS SOFTWARE—1.8%
Proofpoint, Inc.*	42,948	4,566,661
TOTAL COMMON STOCKS (Cost $128,669,562)		240,479,751

PREFERRED STOCKS—0.2%
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	238,964

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series DD*,@,(b)	22,595	267,299
TOTAL PREFERRED STOCKS (Cost $1,071,076)		506,263

RIGHTS—0.3%
BIOTECHNOLOGY—0.3%
Neuralstem, Inc., Strike Price: 47.61, 1/8/19*	10,243	—
Tolero CDR*,@,(b),(c)	287,830	760,429
		760,429
TOTAL RIGHTS (Cost $155,594)		760,429
REAL ESTATE INVESTMENT TRUST—0.8%
SPECIALIZED—0.8%
CyrusOne, Inc.	30,972	1,963,625
(Cost $1,051,130)		1,963,625

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.0%
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(b)	427,047	$—
(Cost $427,047)		—
Total Investments (Cost $131,374,409)	99.0%	$243,710,068
Affiliated Securities (Cost $339,224)		238,964
Unaffiliated Securities (Cost $131,035,185)		243,471,104
Other Assets in Excess of Liabilities	1.0%	2,381,018
NET ASSETS	100.0%	$246,091,086

(a)                                 Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)                                 Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)                                  Contingent Deferred Rights.

*                                         Non-income producing security.

@                                    Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$731,852	0.15%	$267,299	0.11%
JS Kred SPV I, LLC.	06/26/15	427,047	0.15%	0	0.00%
Prosetta Biosciences, Inc.,
Series D	02/06/15	339,224	0.10%	238,964	0.10%
Tolero CDR	02/06/17	155,594	0.08%	760,429	0.31%
Total				$1,266,692	0.52%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.7%
AEROSPACE & DEFENSE—4.5%
General Dynamics Corp.	2,260	$462,667
The Boeing Co.	2,480	922,312
United Technologies Corp.	1,823	254,874
		1,639,853
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	1,356	158,313

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Tapestry, Inc.	6,104	306,848

APPAREL RETAIL—0.6%
The Gap, Inc.	7,926	228,665

ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc., Cl. A	1,256	591,991

AUTO PARTS & EQUIPMENT—0.0%
Garrett Motion, Inc.*	567	10,490

BIOTECHNOLOGY—2.1%
AbbVie, Inc.	2,870	271,444
Amgen, Inc.	1,240	257,040
Gilead Sciences, Inc.	2,908	224,527
		753,011
BUILDING PRODUCTS—0.9%
Johnson Controls International PLC.	9,355	327,425

CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	13,313	471,413

COMMUNICATIONS EQUIPMENT—1.7%
Cisco Systems, Inc.	12,630	614,450

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	2,805	196,490

DEPARTMENT STORES—0.5%
Kohl’s Corp.	2,232	166,396

DIVERSIFIED BANKS—6.4%
Bank of America Corp.	18,312	539,471
JPMorgan Chase & Co.	12,785	1,442,659
Wells Fargo & Co.	6,417	337,278
		2,319,408
DIVERSIFIED CHEMICALS—0.9%
DowDuPont, Inc.	5,052	324,894

ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	1,045	175,142

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	2,888	250,476

FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc., Cl. A	4,192	713,520

HEALTH CARE EQUIPMENT—0.8%
Medtronic PLC.	2,976	292,749

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
HEALTH CARE SERVICES—1.1%
CVS Health Corp.	5,249	$413,201

HOME IMPROVEMENT RETAIL—2.6%
The Home Depot, Inc.	4,547	941,911

HOTELS RESORTS & CRUISE LINES—1.6%
Carnival Corp.	4,679	298,380
Extended Stay America, Inc.	13,381	270,697
		569,077
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	5,642	469,584

HYPERMARKETS & SUPER CENTERS—0.9%
Walmart, Inc.	3,590	337,137

INDUSTRIAL CONGLOMERATES—2.6%
Honeywell International, Inc.	5,675	944,320

INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	1,783	297,850

INTEGRATED OIL & GAS—3.2%
Chevron Corp.	2,441	298,486
Exxon Mobil Corp.	6,079	516,837
TOTAL SA#	5,778	372,045
		1,187,368
INTEGRATED TELECOMMUNICATION SERVICES—2.9%
AT&T, Inc.	9,617	322,939
Verizon Communications, Inc.	13,612	726,745
		1,049,684
INTERNET & DIRECT MARKETING RETAIL—1.4%
Amazon.com, Inc.*	262	524,786

INTERNET SOFTWARE & SERVICES—5.6%
Alphabet, Inc., Cl. A*	620	748,390
Alphabet, Inc., Cl. C*	617	736,371
Facebook, Inc., Cl. A*	3,368	553,901
		2,038,662
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	16,130	751,174

LEISURE FACILITIES—1.1%
Six Flags Entertainment Corp.	3,082	215,185
Vail Resorts, Inc.	705	193,466
		408,651
MANAGED HEALTH CARE—2.1%
UnitedHealth Group, Inc.	2,905	772,846

MULTI-LINE INSURANCE—0.7%
The Hartford Financial Services Group, Inc.	5,052	252,398

MULTI-UTILITIES—0.6%
Sempra Energy	1,987	226,021

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
OIL & GAS EQUIPMENT & SERVICES—0.7%
Schlumberger Ltd.	4,242	$258,423

OIL & GAS EXPLORATION & PRODUCTION—1.1%
ConocoPhillips	5,213	403,486

OIL & GAS REFINING & MARKETING—0.5%
Valero Energy Corp.	1,501	170,739

PACKAGED FOODS & MEATS—0.4%
The Kraft Heinz Co.	2,615	144,113

PHARMACEUTICALS—9.0%
AstraZeneca PLC.#	4,841	191,558
Bristol-Myers Squibb Co.	8,788	545,559
Eli Lilly & Co.	6,184	663,605
GlaxoSmithKline PLC.#	6,597	265,002
Johnson & Johnson	5,695	786,878
Pfizer, Inc.	18,496	815,119
		3,267,721
RAILROADS—0.6%
Union Pacific Corp.	1,331	216,727

RESTAURANTS—2.0%
Darden Restaurants, Inc.	1,558	173,234
Dunkin’ Brands Group, Inc.	2,527	186,290
McDonald’s Corp.	2,213	370,213
		729,737
SEMICONDUCTOR EQUIPMENT—0.9%
KLA-Tencor Corp.	3,241	329,642

SEMICONDUCTORS—3.2%
Broadcom, Inc.	2,474	610,410
Intel Corp.	6,082	287,618
QUALCOMM, Inc.	3,811	274,506
		1,172,534
SOFT DRINKS—2.4%
PepsiCo, Inc.	5,403	604,055
The Coca-Cola Co.	6,230	287,764
		891,819
SYSTEMS SOFTWARE—6.4%
Microsoft Corp.	20,308	2,322,626

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	8,787	1,983,577
Western Digital Corp.	2,168	126,915
		2,110,492
TOBACCO—1.9%
Altria Group, Inc.	11,768	709,728
TOTAL COMMON STOCKS (Cost $18,746,055)		33,453,991

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	13,392	$509,967
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP. (a)	5,274	208,112
TOTAL MASTER LIMITED PARTNERSHIP (Cost $482,082)		718,079

REAL ESTATE INVESTMENT TRUST—3.6%
HEALTH CARE—0.6%
Welltower, Inc.	3,456	222,290

MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	7,770	260,373

SPECIALIZED—2.3%
Crown Castle International Corp.	3,500	389,655
CyrusOne, Inc.	3,045	193,053
Lamar Advertising Co., Cl. A	3,237	251,838
		834,546
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,060,579)		1,317,209

SHORT—TERM INVESTMENTS—0.4%
MONEY MARKET FUND—0.4%
Invesco Government & Agency Portfolio, Cl. Institutional, 2.02%	161,843	161,843
(Cost $161,843)		161,843
Total Investments (Cost $20,450,559)	97.7%	$35,651,122
Unaffiliated Securities (Cost $20,450,559)		35,651,122
Other Assets in Excess of Liabilities	2.3%	834,907
NET ASSETS	100.0%	$36,486,029

# American Depositary Receipts.

(a) All or portion of the security is on loan.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—61.1%
AEROSPACE & DEFENSE—3.0%
General Dynamics Corp.	1,874	$383,645
The Boeing Co.	2,122	789,172
United Technologies Corp.	1,561	218,243
		1,391,060
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service, Inc., Cl. B	1,221	142,552

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Tapestry, Inc.	5,220	262,409

APPAREL RETAIL—0.4%
The Gap, Inc.	6,808	196,411

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
BlackRock, Inc., Cl. A	1,072	505,266

AUTO PARTS & EQUIPMENT—0.0%
Garrett Motion, Inc.*	474	8,769

BIOTECHNOLOGY—1.4%
AbbVie, Inc.	2,364	223,587
Amgen, Inc.	1,070	221,800
Gilead Sciences, Inc.	2,516	194,261
		639,648
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC.	8,028	280,980

CABLE & SATELLITE—0.9%
Comcast Corp., Cl. A	11,412	404,099

COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	10,991	534,712

CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	2,432	170,362

DEPARTMENT STORES—0.3%
Kohl’s Corp.	1,856	138,365

DIVERSIFIED BANKS—4.1%
Bank of America Corp.	15,332	451,681
JPMorgan Chase & Co.	10,532	1,188,431
Wells Fargo & Co.	5,357	281,564
		1,921,676
DIVERSIFIED CHEMICALS—0.6%
DowDuPont, Inc.	4,272	274,732

ELECTRIC UTILITIES—0.3%
NextEra Energy, Inc.	875	146,650

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp., PLC.	2,452	212,662

FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc., Cl. A	3,567	607,139

HEALTH CARE EQUIPMENT—0.5%
Medtronic PLC.	2,374	233,530

	SHARES	VALUE
COMMON STOCKS—61.1% (CONT.)
HEALTH CARE SERVICES—0.7%
CVS Health Corp.	4,376	$344,479

HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	3,864	800,428

HOTELS RESORTS & CRUISE LINES—1.0%
Carnival Corp.	3,845	245,196
Extended Stay America, Inc.	11,418	230,986
		476,182
HOUSEHOLD PRODUCTS—0.9%
The Procter & Gamble Co.	4,838	402,667

HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	3,080	289,243

INDUSTRIAL CONGLOMERATES—1.7%
Honeywell International, Inc.	4,747	789,901

INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,525	254,751

INTEGRATED OIL & GAS—2.2%
Chevron Corp.	2,090	255,565
Exxon Mobil Corp.	5,204	442,444
TOTAL SA#	4,838	311,519
		1,009,528
INTEGRATED TELECOMMUNICATION SERVICES—1.9%
AT&T, Inc.	8,324	279,520
Verizon Communications, Inc.	11,292	602,880
		882,400
INTERNET & DIRECT MARKETING RETAIL—1.0%
Amazon.com, Inc.*	228	456,684

INTERNET SOFTWARE & SERVICES—3.8%
Alphabet, Inc., Cl. A*	531	640,959
Alphabet, Inc., Cl. C*	527	628,959
Facebook, Inc., Cl. A*	2,895	476,112
		1,746,030
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	13,629	634,703

LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	2,669	186,349
Vail Resorts, Inc.	578	158,615
		344,964
MANAGED HEALTH CARE—1.4%
UnitedHealth Group, Inc.	2,500	665,100

MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	4,439	221,772

MULTI-UTILITIES—0.4%
Sempra Energy	1,710	194,512

	SHARES	VALUE
COMMON STOCKS—61.1% (CONT.)
OIL & GAS EQUIPMENT & SERVICES—0.5%
Schlumberger Ltd.	3,677	$224,003

OIL & GAS EXPLORATION & PRODUCTION—0.7%
ConocoPhillips	4,449	344,353

OIL & GAS REFINING & MARKETING—0.3%
Valero Energy Corp.	1,282	145,827

PACKAGED FOODS & MEATS—0.3%
The Kraft Heinz Co.	2,280	125,651

PHARMACEUTICALS—6.0%
AstraZeneca PLC.#	4,132	163,503
Bristol-Myers Squibb Co.	7,418	460,510
Eli Lilly & Co.	5,278	566,382
GlaxoSmithKline PLC.#	5,896	236,842
Johnson & Johnson	4,769	658,933
Pfizer, Inc.	15,789	695,821
		2,781,991
RAILROADS—0.4%
Union Pacific Corp.	1,159	188,720

RESTAURANTS—1.3%
Darden Restaurants, Inc.	1,279	142,212
Dunkin’ Brands Group, Inc.	2,116	155,991
McDonald’s Corp.	1,840	307,814
		606,017
SEMICONDUCTOR EQUIPMENT—0.6%
KLA-Tencor Corp.	2,816	286,415

SEMICONDUCTORS—2.1%
Broadcom, Inc.	2,061	508,510
Intel Corp.	5,057	239,146
QUALCOMM, Inc.	3,192	229,920
		977,576
SOFT DRINKS—1.6%
PepsiCo, Inc.	4,565	510,367
The Coca-Cola Co.	5,379	248,456
		758,823
SYSTEMS SOFTWARE—4.2%
Microsoft Corp.	17,163	1,962,932

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.8%
Apple, Inc.	7,238	1,633,906
Western Digital Corp.	1,854	108,533
		1,742,439
TOBACCO—1.3%
Altria Group, Inc.	10,043	605,693
TOTAL COMMON STOCKS (Cost $17,114,826)		28,334,806

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—1.3%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	11,087	$422,193

OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.	4,546	179,385
TOTAL MASTER LIMITED PARTNERSHIP (Cost $420,199)		601,578

REAL ESTATE INVESTMENT TRUST—2.4%
HEALTH CARE—0.4%
Welltower, Inc.	2,947	189,551

MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	6,717	225,087

SPECIALIZED—1.5%
Crown Castle International Corp.	2,997	333,656
CyrusOne, Inc.	2,549	161,607
Lamar Advertising Co., Cl. A	2,823	219,629
		714,892
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $943,264)		1,129,530

	PRINCIPAL AMOUNT
CORPORATE BONDS—34.2%
AGRICULTURAL & FARM MACHINERY—3.7%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,718,421

DIVERSIFIED BANKS—4.3%
JPMorgan Chase & Co., 4.35%, 8/15/21	1,000,000	1,025,852
Wells Fargo & Co., 3.30%, 9/9/24	1,000,000	970,157
		1,996,009
INDUSTRIAL CONGLOMERATES—4.4%
General Electric Co., 6.00%, 8/7/19	2,000,000	2,052,082

INTEGRATED OIL & GAS—2.2%
Total Capital SA, 4.45%, 6/24/20	1,000,000	1,024,742

INTEGRATED TELECOMMUNICATION SERVICES—3.0%
Verizon Communications, Inc., 5.15%, 9/15/23	1,300,000	1,393,107

PACKAGED FOODS & MEATS—4.1%
Campbell Soup Co., 2.50%, 8/2/22	2,000,000	1,899,029

SEMICONDUCTORS—3.4%
Altera Corp., 4.10%, 11/15/23	1,500,000	1,550,618

SYSTEMS SOFTWARE—2.1%
Microsoft Corp., 1.85%, 2/12/20	1,000,000	987,442

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc., 1.80%, 5/11/20	1,200,000	1,180,192
HP, Inc., 4.38%, 9/15/21	2,000,000	2,058,457
		3,238,649
TOTAL CORPORATE BONDS (Cost $16,090,440)		15,860,099

		VALUE
Total Investments (Cost $34,568,729)	99.0%	$45,926,013
Unaffiliated Securities (Cost $34,568,729)		45,926,013
Other Assets in Excess of Liabilities	1.0%	478,388
NET ASSETS	100.0%	$46,404,401

* Non-income producing security.
# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable) are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios’ are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Portfolio’s own assump-tions in determining the fair value of investments)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board and comprised of representatives of the Fund’s investment adviser. The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee meets at least quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2018, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$96,752,067	$96,752,067	—	—
Energy	2,761,260	2,761,260	—	—
Financials	29,456,070	29,456,070	—	—
Health Care	99,764,407	99,764,407	—	—
Industrials	42,013,509	42,013,509	—	—
Information Technology	244,472,501	244,235,107	—	$237,394
Materials	22,824,334	22,824,334	—	—
Telecommunication Services	3,447,733	3,447,733	—	—
TOTAL COMMON STOCKS	$541,491,881	$541,254,487	—	$237,394
MASTER LIMITED PARTNERSHIP
Financials	2,892,366	2,892,366	—	—
PREFERRED STOCKS
Health Care	247,117	—	—	247,117
Information Technology	1,094,277	—	—	1,094,277
TOTAL PREFERRED STOCKS	$1,341,394	—	—	$1,341,394
REAL ESTATE INVESTMENT TRUST
Real Estate	7,532,058	7,532,058	—	—
TOTAL INVESTMENTS IN SECURITIES	$553,257,699	$551,678,911	—	$1,578,788

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$69,553,997	$69,553,997	—	—
Financials	2,504,509	2,504,509	—	—
Health Care	83,670,076	83,670,076	—	—
Industrials	23,234,876	23,234,876	—	—
Information Technology	133,823,026	133,678,862	—	$144,164
Mutual Funds	8,389,952	8,389,952	—	—
TOTAL COMMON STOCKS	$321,176,436	$321,032,272	—	$144,164
MASTER LIMITED PARTNERSHIP
Financials	2,312,865	2,312,865	—	—
PREFERRED STOCKS
Health Care	161,385	—	—	161,385
Information Technology	664,539	—	—	664,539
TOTAL PREFERRED STOCKS	$825,924	—	—	$825,924
TOTAL INVESTMENTS IN SECURITIES	$324,315,225	$323,345,137	—	$970,088

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$24,644,172	$23,865,152	$779,020		—
Consumer staples	1,808,989	1,808,989	—		—
Consumer Staples	1,529,490	1,529,490	—		—
Energy	1,244,113	1,244,113	—		—
Financials	4,763,757	4,763,757	—		—
Health Care	42,499,507	42,499,507	—		—
Industrials	19,822,259	19,822,259	—		—
Information Technology	56,066,041	55,993,752	—		$72,289
Materials	1,581,532	1,581,532	—		—
TOTAL COMMON STOCKS	$153,959,860	$153,108,551	$779,020		$72,289
PREFERRED STOCKS
Health Care	625,570	—	—		625,570
Information Technology	333,253	—	—		333,253
TOTAL PREFERRED STOCKS	$958,823	—	—		$958,823
REAL ESTATE INVESTMENT TRUST
Real Estate	1,188,983	1,188,983	—		—
RIGHTS
Health Care	1,123,083	—	—		1,123,083
SPECIAL PURPOSE VEHICLE
Financials	—	—	—		—	***
TOTAL INVESTMENTS IN SECURITIES	$157,230,749	$154,297,534	$779,020		$2,154,195
Escrow Receivable	$535,964	—	$535,964	*	—

Alger SMid Cap Focus Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,139,873	$1,139,873	—	—
Energy	81,737	81,737	—	—
Financials	361,030	361,030	—	—
Health Care	1,089,583	1,089,583	—	—
Industrials	1,037,721	1,037,721	—	—
Information Technology	2,295,349	2,295,349	—	—
Materials	25,493	25,493	—	—
Real Estate	367,848	367,848	—	—
TOTAL COMMON STOCKS	$6,398,634	$6,398,634	—	—
PREFERRED STOCKS
Health Care	33,649	—	—	$33,649
TOTAL INVESTMENTS IN SECURITIES	$6,432,283	$6,398,634	—	$33,649

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$20,205,807	$20,205,807	—		—
Consumer staples	1,192,379	1,192,379	—		—
Consumer Staples	878,434	878,434	—		—
Energy	2,014,102	2,014,102	—		—
Financials	4,068,677	4,068,677	—		—
Health Care	108,170,262	108,170,262	—		—
Industrials	12,362,189	12,362,189	—		—
Information Technology	86,680,713	86,680,713	—		—
Materials	4,907,188	4,907,188	—		—
TOTAL COMMON STOCKS	$240,479,751	$240,479,751	—		—
PREFERRED STOCKS
Health Care	506,263	—	—		$506,263
REAL ESTATE INVESTMENT TRUST
Real Estate	1,963,625	1,963,625	—		—
RIGHTS
Health Care	760,429	—	—	**	760,429
SPECIAL PURPOSE VEHICLE
Financials	—	—	—		—	***
TOTAL INVESTMENTS IN SECURITIES	$243,710,068	$242,443,376	$—		$1,266,692
Escrow Receivable	$362,896	—	$362,896	*	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,554,464	$4,554,464	—	—
Consumer Staples	2,552,381	2,552,381	—	—
Energy	2,020,016	2,020,016	—	—
Financials	4,628,491	4,628,491	—	—
Health Care	5,499,528	5,499,528	—	—
Industrials	3,537,114	3,537,114	—	—
Information Technology	8,588,406	8,588,406	—	—
Materials	622,744	622,744	—	—
Telecommunication Services	1,049,684	1,049,684	—	—
Utilities	401,163	401,163	—	—
TOTAL COMMON STOCKS	$33,453,991	$33,453,991	—	—
MASTER LIMITED PARTNERSHIP
Energy	208,112	208,112	—	—
Financials	509,967	509,967	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$718,079	$718,079	—	—
REAL ESTATE INVESTMENT TRUST
Financials	260,373	260,373	—	—
Real Estate	1,056,836	1,056,836	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,317,209	$1,317,209	—	—
SHORT—TERM INVESTMENTS
Money Market Fund	161,843	161,843	—	—
TOTAL INVESTMENTS IN SECURITIES	$35,651,122	$35,651,122	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,864,690	$3,864,690	—	—
Consumer Staples	2,182,077	2,182,077	—	—
Energy	1,723,711	1,723,711	—	—
Financials	3,890,556	3,890,556	—	—
Health Care	4,664,748	4,664,748	—	—
Industrials	3,005,875	3,005,875	—	—
Information Technology	7,250,104	7,250,104	—	—
Materials	529,483	529,483	—	—
Telecommunication Services	882,400	882,400	—	—
Utilities	341,162	341,162	—	—
TOTAL COMMON STOCKS	$28,334,806	$28,334,806	—	—
CORPORATE BONDS
Consumer Staples	1,899,029	—	$1,899,029	—
Energy	1,024,742	—	1,024,742	—
Financials	1,996,009	—	1,996,009	—
Industrials	3,770,503	—	3,770,503	—
Information Technology	5,776,709	—	5,776,709	—
Telecommunication Services	1,393,107	—	1,393,107	—
TOTAL CORPORATE BONDS	$15,860,099	—	$15,860,099	—
MASTER LIMITED PARTNERSHIP
Energy	179,385	179,385	—	—
Financials	422,193	422,193	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$601,578	$601,578	—	—
REAL ESTATE INVESTMENT TRUST
Financials	225,087	225,087	—	—
Real Estate	904,443	904,443	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,129,530	$1,129,530	—	—
TOTAL INVESTMENTS IN SECURITIES	$45,926,013	$30,065,914	$15,860,099	—

*Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Toler o Pharmaceuticals, Inc.

**The Portfolio’s holdings of Neuralstem, Inc. rights are classified as a Level 2 investment and are fair valued at zero as of September 30, 2018.

***The Portfolio’s holdings of JS Kred SPV I, LLC. shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2018.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2018	$237,394
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	237,394
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$—

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$2,293,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(952,538)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	1,341,394
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(952,538)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2018	$144,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	144,164
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$—

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$1,447,999
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(622,075)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	825,924
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(622,075)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2018	$72,289
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	72,289
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$—

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$1,279,260
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(320,437)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	958,823
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(320,437)

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2018	$1,215,891
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(92,808)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	1,123,083
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(92,808)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2018	$295,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(295,162)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(295,162)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Common Stocks
Opening balance at January 1, 2018	$21,954
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(3,988)
Included in net change in unrealized appreciation (depreciation) on investments	2,890
Purchases and sales
Purchases	—
Sales	(20,856)
Closing balance at September 30, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$33,119
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	530
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	33,649
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$530

Alger SMid Cap Focus Portfolio	Rights
Opening balance at January 1, 2018	$951
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	1,340
Included in net change in unrealized appreciation (depreciation) on investments	(951)
Purchases and sales
Purchases	—
Sales	(1,340)
Closing balance at September 30, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$1,532,826
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,026,563)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	506,263
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(1,026,563)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2018	$860,472
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	52,400
Included in net change in unrealized appreciation (depreciation) on investments	(100,043)
Purchases and sales
Purchases	—
Sales	(52,400)
Closing balance at September 30, 2018	760,429
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(62,839)

Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2018	$515,531
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(515,531)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2018	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(515,531)

*Includes securities that are fair valued at zero.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of September 30, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value September 30, 2018	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Capital Appreciation Portfolio
Common Stocks	$237,394	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	1,341,394	Market Approach	Time to Exit	1 year	N/A
			Volatility	78%	N/A
			Market Quotation	N/A*	N/A

Alger Large Cap Growth Portfolio
Common Stocks	$144,164	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	825,924	Market Approach	Time to Exit	1 year	N/A
			Volatility	78%	N/A
			Market Quotation	N/A*	N/A

Alger Mid Cap Growth Portfolio
Common Stocks	$72,289	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	418,595	Market Approach	Time to Exit	1 year	N/A
			Volatility	78%	N/A
			Market Quotation	N/A*	N/A

Preferred Stocks	540,228	Income Approach	Discount Rate	45%-50%	N/A
Rights	1,123,083	Income Approach	Discount Rate	6.47%-26.34%	N/A

Alger SMid Cap Focus Portfolio
Preferred Stocks	$33,649	Income Approach	Discount Rate	45%-50%	N/A

Alger Small Cap Growth Portfolio
Preferred Stocks	$267,299	Market Approach	Time to Exit	1year	N/A
			Volatility	78%	N/A
Preferred Stocks	238,964	Income Approach	Discount Rate	45%-50%	N/A
Rights	760,429	Income Approach	Discount Rate	6.47%-26.34%	N/A

* The Portfolio utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Portfolio at September 30, 2018.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

On September 30, 2018 there were no transfers of securities between Level 1 and Level 2.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2018, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$15,441,235	—	$15,441,235	—
Alger Large Cap Growth Portfolio	1,064,338	—	1,064,338	—
Alger Mid Cap Growth Portfolio	2,432,319	—	2,432,319	—
Alger SMid Cap Focus Portfolio	210,697	—	210,697	—
Alger Small Cap Growth Portfolio	1,637,677	—	1,637,677	—
Alger Growth & Income Portfolio	1,013,839	—	1,013,839	—
Alger Balanced Portfolio	380,855	—	380,855	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios return, although written call options may reduce the Portfolios ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative instruments throughout the period or as of September 30, 2018.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended September 30, 2018. Purchase and sale transactions during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2017	Conversion	Conversion	30, 2018	Income	Gain (Loss)	App(Dep)	30, 2018
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	—	—	—	717,703	—	—	$889,952	$8,389,952
Total					—	—	$889,952	$8,389,952

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2017	Conversion	Conversion	30, 2018	Income	Gain (Loss)	App(Dep)	30, 2018
Alger Mid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	170,419	—	—	170,419	—	—	$8,521	$540,228
Total					—	—	$8,521	$540,228

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2017	Conversion	Conversion	30, 2018	Income	Gain (Loss)	App(Dep)	30, 2018
Alger SMid Cap Focus Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	10,615	—	—	10,615	—	—	$530	$33,649
Total					—	—	$530	$33,649

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	September	Interest	Realized	Unrealized	September
Security	31, 2017	Conversion	Conversion	30, 2018	Income	Gain (Loss)	App(Dep)	30, 2018
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	75,383	—	—	75,383	—	—	$3,769	$238,964
Total					—	—	$3,769	$238,964

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/ Hal Liebes

Hal Liebes
President

Date:  November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date:  November 21, 2018

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date:  November 21, 2018